SCHEDULE OF UNLISTED INVESTMENT (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Opening balance of Unlisted Investment
Ending balance of Unlisted Investment
Unlisted Investment [Member]
IfrsStatementLineItems [Line Items]
Opening balance of Unlisted Investment		400,000
Acquisition	2,000,000
Change in fair value	262,599	(400,000)
Ending balance of Unlisted Investment	$ 2,262,599